Derivative Financial Instruments - Additional Information (Detail) (JPY ¥)	12 Months Ended
	Mar. 31, 2009	Mar. 31, 2011	Mar. 31, 2010
Derivative [Line Items]
Cash collateral provided and not offset against derivative positions and included in Other assets		¥ 529,967,000,000	¥ 852,895,000,000
Cash collateral accepted and not offset against derivative positions and included in Other liabilities		322,960,000,000	539,515,000,000
Net loss excluded from assessment of effectiveness	8,849,000,000
Accumulated other comprehensive income (loss), net gain in foreign currency translation adjustment	87,176,000,000
Aggregate fair value derivative instruments with credit-risk-related contingent features in liability positions		1,501,000,000,000	2,170,000,000,000
Collateral provided to counterparties in normal course of business		1,102,000,000,000	1,736,000,000,000
Amount immediately required to settle if credit-risk-related contingent features were triggered		¥ 399,000,000,000	¥ 434,000,000,000